Cash and cash equivalents - Schedule of cash and cash equivalents by currency denomination and jurisdiction (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents, at Carrying Value	¥ 694,750	$ 97,854	¥ 712,231
China | RMB
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents, at Carrying Value	576,923		611,266
China | USD
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents, at Carrying Value	115,753		656
Overseas | RMB
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents, at Carrying Value	0		95,051
Overseas | USD
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents, at Carrying Value	460		79
Overseas | SGD
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents, at Carrying Value	¥ 1,614		¥ 5,179